Debt - June 2014 Credit Facilities - Additional Information (Detail) $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 20, 2017 USD ($)	Oct. 31, 2016 USD ($)	May 31, 2015 USD ($)	Jun. 30, 2014 USD ($) Loan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
Extinguishment of Debt, Amount					$ (13,638)	$ (2,747)
Amortization of issuance cost					4,626	9,089
Original Issue Discount					5,623	2,761
Senior secured revolving loan facility [Member]
Debt Instrument [Line Items]
Line of credit , maximum borrowing capacity					150,000
Incremental Amendment Agreement [Member] | June 2014 [Member]
Debt Instrument [Line Items]
Proceeds from borrowing					10,000
Proceeds from borrowing, net					$ 9,353
June 2014 [Member]
Debt Instrument [Line Items]
Number of Term Loans | Loan				2
Debt, principal amount				$ 270,000
Line of credit , maximum borrowing capacity						65,000	$ 25,000
Extinguishment of Debt, Amount	$ (3,353)					(1,470)
Unamortized debt issuance, expensed	7,897					$ 989
Line of credit facility, commitment fee percentage						0.50%	0.50%
Letter of credit outstanding amount						$ 0	$ 0
June 2014 [Member] | Senior secured revolving loan facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maturity date					Jun. 17, 2019
Line of credit , maximum borrowing capacity		$ 65,000		$ 25,000					$ 40,000
Line of credit facility, interest rate at the end of period						6.00%	6.00%
June 2014 [Member] | Senior secured revolving loan facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate spread					4.00%
June 2014 [Member] | Senior secured revolving loan facility [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Interest rate spread					5.00%
June 2014 [Member] | First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt, principal amount		831
Line of credit facility, maturity date					Jun. 17, 2020
Frequency of installment payment description					Quarterly
Proceeds from borrowing		$ 90,000	$ 50,000
Interest Rate on Term Loans		5.375%
Line of credit facility, interest rate at the end of period						6.375%	6.00%
June 2014 [Member] | First Lien Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate spread		4.375%			4.00%
June 2014 [Member] | First Lien Term Loan [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Interest rate spread					5.00%
June 2014 [Member] | Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maturity date					Jun. 17, 2021
Interest Rate on Term Loans		9.00%
Line of credit facility, interest rate at the end of period						10.00%	9.00%
June 2014 [Member] | Second Lien Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate spread					7.00%
June 2014 [Member] | Second Lien Term Loan [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Interest rate spread		8.00%			8.00%
June 2014 [Member] | Incremental Amendment Agreement [Member]
Debt Instrument [Line Items]
Amortization of issuance cost					$ 703	$ 6,068
Original Issue Discount						1,350
Unamortized debt issuance cost					147	5,679
June 2014 [Member] | Incremental Amendment Agreement [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Amortization of issuance cost					$ 556	1,739
June 2014 [Member] | Incremental Amendment Agreement [Member] | First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt, principal amount								$ 50,000
June 2014 [Member] | Deferred Gain (Loss) on Early Extinguishment of Debt [Member]
Debt Instrument [Line Items]
Unamortized original issue discount, expensed	$ 2,388					$ 288